GENERAL (Schedule of Intangible Assets) (Details) - Aimetis [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 4,520
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 3,759	3,759
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 761	$ 761